LOAN AND CREDIT LINES	12 Months Ended
Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
LOAN AND CREDIT LINES

NOTE 10:- LOAN AND CREDIT LINES

In 2011 the Company entered into a loan agreement with Bank Hapoalim Ltd. (the "Loan Agreement") for a loan in the principal amount of $ 35,000 (the "Loan").

The Loan Agreement provides that the principal amount of $ 35,000 bear effective interest at a rate of Libor + 3.15%, which Libor is updated every three months. The principal amount is to be repaid in 17 quarterly installments from February 19, 2012, through February 19, 2016 and the interest is to be paid in quarterly payments starting as of February 19, 2011. As of December 31, 2014 and 2015 the accrued interest is $38 and $ 18, respectively, and is recorded as part of the accrued expenses.

The loan is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets and subject to certain financial covenants, as further described below.

The maturities of the principal amount for period after December 31, 2015 are $ 2,072.

In March 2013, the Company was provided with a Credit Facility by four financial institutions. The credit facility provided the Company with revolving credit facilities, under which a sum of up to $ 40,200 in the form of bank guarantees and $ 73,500 in the form of loans was available. The new agreement replaced all of the Company's previously existing credit facilities, including the loan agreement (with respect to the Loan provides the same interest and repayment installments set forth in the Loan Agreement). Each portion of the Credit Facility was operated by its furnishing financial institution.

Borrowings and repayments were made directly with the relevant financial institution. Any amounts repaid during the term of the Credit Facility were available for re-borrowing up to the amount available under the loan segment of the Credit Facility. In the framework of the Credit Facility, the Company undertook certain financial and other covenants. The Credit Facility was set to be terminated, and all borrowings set to l be repaid, on March 14, 2016.

Repayment could have been accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.

During the first quarter of 2014 the Company amended its Credit Facility arrangements to adjust the financial covenants and applicable interest rates and fees.. According to the amendment, the available loan facilities were reduced by $ 5,000 on January 1, 2015 and by an additional $ 5,000 on April 1, 2015.

On March 31, 2015 the Company signed a further amendment to its agreement with the four financial institutions to better align its credit facility terms to its current needs and to adjust the financial covenants and applicable interest rates and fees. The main changes consisted of:

a.	An increase in the allowed discounting activities of one of the Company’s main customers' long-term receivables to $ 54,000 and additional $ 20,000 for other customers.

c.	Gradual reduction of the credit facility for loans from $ 63, 500 (starting April 1, 2015) to $ 50,000 by February 28, 2016.

c.	Gradual reduction in minimum cash covenant from $ 20,000 to $ 15,000 by October 1, 2015.
d.	An extension of the credit facility repayment date to June 30, 2016 (from March, 14, 2016).

e.	Changes in the equity related covenants definition to exclude Goodwill and Intangible Assets from the calculation, as well as reduction for the minimum total shareholders’ equity value to $ 85,000 and reduction of the minimum total shareholders’ equity total assets ratio 0.27.
f.	Other changes primarily increase in the maximum spread of interest chargeable to 3.5% and other bank fees.

In March 2016 the Company signed a further amendment to its agreement with the four financial institutions to extend the credit facility repayment date to March 31, 2017 (from June 30, 2016).

As of December 31, 2015 the Company utilized $ 34,922 out of $ 56,000 of available credit lines from several banks. The credit lines carry interest rates in the range of Libor+3.5% and Libor+3.75%.